Other Reserves - Disclosure of Other Reserves (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reserves within equity [abstract]
Foreign exchange translation reserve	R 73	R 2,458
Hedge reserve	(1,457)	(5,727)	R (1,389)
Time value reserve	90	(367)	137
Share-based payments	5,073	4,319	3,607
Equity instruments designated at fair value through other comprehensive income	340	267
Acquisition of non-controlling interest in subsidiary	(381)	(381)
Equity component of convertible bond	277	277
Repurchase of equity interest	(98)	(98)
Other	(33)	(31)
Total other reserves	R 3,884	R 717	R 5,602